Report Of The Directors Financial Review Risk Report - Expected maturity of insurance contract liabilities (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	$ 145,859	$ 138,006
Up to 1 year
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	8,578	7,885
1 to 5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	30,429	29,494
5-15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	48,901	48,479
Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	57,951	52,148
Unit-linked
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	8,697	15,519
Unit-linked | Up to 1 year
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	1,119	969
Unit-linked | 1 to 5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	2,932	3,041
Unit-linked | 5-15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	2,684	4,695
Unit-linked | Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	1,962	6,814
With DPF and Other contracts
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	137,162	122,487
With DPF and Other contracts | Up to 1 year
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	7,459	6,916
With DPF and Other contracts | 1 to 5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	27,497	26,453
With DPF and Other contracts | 5-15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	46,217	43,784
With DPF and Other contracts | Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	$ 55,989	$ 45,334